DEBT AND CREDIT SOURCES - Other Debt and Credit Sources (Details) - USD ($)		12 Months Ended
	Jul. 14, 2020	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019	Jul. 15, 2020
Debt Instrument [Line Items]
Short-term debt		$ 25,355,000	$ 48,421,000
Interest expense		2,600,000	1,700,000
Debt issuance cost		0	9,228,000
Loss on extinguishment of debt		5,075,000	0	$ 0
Revolving Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount				$ 50,000,000
Term				90 days
Short-term debt		24,700,000	47,700,000
Interest expense		$ 500,000	$ 1,000,000
Revolving Credit Agreement | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				1.50%
Philippines Term Loan
Debt Instrument [Line Items]
Current borrowing capacity	$ 55,000,000
Singapore Working Capital Facility
Debt Instrument [Line Items]
Current borrowing capacity	$ 50,000,000
Singapore Working Capital Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	3.75%
Term Loans
Debt Instrument [Line Items]
Current borrowing capacity	$ 20,000,000
Stated percentage	0.50%				0.75%
Term Loans | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	3.90%